Fair Value of Financial Liabilities - Additional Information (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 03, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Change in fair value of derivative liability			$ (96,000)		$ (203,000)	$ (203,000)	$ 5,000
Percentage of probability of the convertible notes maturity						0.00%
Percentage of probability of equity financing maturity						100.00%
Percentage of probability of default change in control or dissolution						0.00%
Expected term				7 years		7 years
Share converted					1,375,228
Derivative liability, bifurcated put contained in convertible notes payable							127,000
Change in fair value of warrant liability		$ (128,030)	$ 100,780	$ (128,030)	$ 1,546,280	$ 1,546,280	$ 19,600
MAIA Stock Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Share converted					686,489
Share Price			$ 6.00		$ 6.00
Derivative liability, bifurcated put contained in convertible notes payable			$ 1,952,000		$ 1,952,000
Black Sholes Method
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Risk-free interest rate	2.82%
Expected volatility	77.50%
Expected term	5 years
Change in fair value of warrant liability				$ 128,030
Minimum | Black Sholes Method
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Risk-free interest rate						0.00%
Expected volatility						81.00%
Expected dividend yield						0.00%
Expected term						5 months 15 days
Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Expected term				10 years		10 years
Maximum | Black Sholes Method
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Risk-free interest rate						1.30%
Expected volatility						106.00%
Expected dividend yield						0.00%
Expected term						6 years 7 months 9 days